Employee Benefits - Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Discount rate	3.52%	3.76%	3.50%
Compensation increase rate	0.00%	0.00%	0.00%
Census date	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015
Expected return on plan assets	5.50%	5.50%	5.50%